Operations (Tables)	12 Months Ended
Dec. 31, 2024
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs
As of December 31, 2024, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development 1
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development 1
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising 1

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation 2
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100*	Video distribution and game distribution 2
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution 2
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution 2
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce platform 2

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries.
1	These companies were established in the PRC in the form of wholly foreign-owned enterprises.
2	These companies were established in the PRC in the form of investment solely by legal corporations or controlled by natural person(s).

Schedule of combined financial information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements of the Group
The following combined financial information of the Group’s VIEs and VIEs’ subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2023	December 31, 2024
	RMB in thousands
Cash and cash equivalents	1,893,282	2,108,946
Time deposits	4,259	21,560
Restricted cash	50,000	50,000
Accounts receivable, net	800,158	623,464
Amounts due from Group companies	484,413	532,700
Amount due from related parties	3,412	17,233
Prepayments and other current assets	477,430	382,386
Short-term investments	206,811	537,432
Long-term investments, net	1,633,932	1,714,647
Other non-current assets	5,216,774	4,647,176

Total assets	10,770,471	10,635,544

Accounts payable	3,320,121	3,650,374
Salary and welfare payables	310,062	426,568
Taxes payable	123,728	135,235
Short-term loan s	600,000	600,000
Deferred revenue	2,116,463	2,727,174
Accrued liabilities and other payables	619,556	895,670
Amounts due to the Group companies	12,631,675	10,362,724
Amounts due to related parties	14,845	4,463
Other long-term payable	302,203	400,630

Total liabilities	20,038,653	19,202,838

Total Bilibili Inc’s shareholders’ deficit	(9,279,384)	(8,575,962)
Noncontrolling interests	11,202	8,668

Total shareholders’ deficit	(9,268,182)	(8,567,294)

Total liabilities and shareholders’ deficit	10,770,471	10,635,544

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Third-party revenues	14,876,639	14,642,361	17,393,878
Inter-company revenues	1,198,107	990,698	916,759

Total revenues	16,074,746	15,633,059	18,310,637
Third-party costs and expenses	(18,436,865)	(15,591,936)	(16,539,124)
Inter-company consulting and services costs and expenses	(726,875)	(581,599)	(1,282,159)
Other inter-company costs and expenses	(418,667)	(282,725)	(154,393)

Total costs and expenses	(19,582,407)	(16,456,260)	(17,975,676)
(Loss)/profit from non-operations	(268,584)	(263,022)	243,418

(Loss)/profit before income tax expenses	(3,776,245)	(1,086,223)	578,379
Income tax (expense)/benefit	(89,660)	(31,321)	45,147

Net (loss)/profit	(3,865,905)	(1,117,544)	623,526
Net loss/(profit) attributable to noncontrolling interests	9,088	(9,587)	17,135

Net (loss)/profit attributable to Bilibili Inc.’s shareholders	(3,856,817)	(1,127,131)	640,661

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Consulting and services charges to Group companies	(610,600)	(760,716)	(640,317)
Other operating cashflow from/(to) Group companies	3,863,991	1,822,310	(129,306)
Operating cashflow (to)/from third-parties	(2,339,697)	828,787	4,815,447

Net cash provided by operating activities	913,694	1,890,381	4,045,824

Purchase of short-term investments	(7,335,115)	(1,126,000)	(8,204,894)
Maturities of short-term investments	7,970,552	1,126,500	7,873,769
Placements of time deposits	(1,270)	(5,701)	(28,500)
Maturities of time deposits	4,444	5,701	11,424
Other investing activities	(2,188,712)	(944,970)	(1,091,578)

Net cash used in investing activities	(1,550,101)	(944,470)	(1,439,779)

Investments and loans from/(to) Group companies	1,884,890	(695,870)	(1,700,509)
Other financing activities	—	92,265	(698,000)

Net cash provided by/(used in) financing activities	1,884,890	(603,605)	(2,398,509)